INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Limitations on Use	the Company had net operating loss carryforwards (“NOL”) of approximately $4,499,000 for federal income tax purposes of which $3,724,000 has no expiration date, $775,000 which begins to expire in 2034, and approximately $4,499,000 for state income tax purposes which begins to expire in 2030
Operating loss carryforwards	$ 4,499,000
Deferred Tax Assets, Net of Valuation Allowance	1,714,000	$ 1,193,000
Deferred Tax Assets, Operating Loss Carryforwards	1,350,000	992,000
Deferred tax assets applicable to accruals	236,000	158,000
Deferred Tax Asset, Tax Deferred Expense, Reserve and Accrual, Accounts Receivable, Allowance for Credit Loss	128,000	43,000
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	521,000	$ 389,000
No Expiration Date [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	3,724,000
Expire in 2034 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 775,000